EARNINGS PER SHARE (Details Textual) (Restricted Stock Awards [Member])	3 Months Ended
Sep. 30, 2013
Restricted Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,900